Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Elbit Systems Ltd.	19,785	$4,021,126
RADA Electronic Industries Ltd.(a)	31,395	377,996
		4,399,122
Banks — 21.2%
Bank Hapoalim BM	908,899	8,415,943
Bank Leumi Le-Israel BM	1,081,702	10,770,084
FIBI Holdings Ltd.	13,197	556,160
First International Bank Of Israel Ltd. (The)	41,083	1,584,019
Israel Discount Bank Ltd., Class A	920,973	5,228,530
Mizrahi Tefahot Bank Ltd.	114,577	3,769,347
		30,324,083
Capital Markets — 0.2%
Altshuler Shaham Penn Ltd.(a)	51,322	174,765
Electreon Wireless Ltd.(a)	2,978	64,453
		239,218
Chemicals — 5.2%
ICL Group Ltd.	527,066	5,887,844
Israel Corp. Ltd. (The)(a)	2,866	1,551,410
		7,439,254
Communications Equipment — 1.2%
AudioCodes Ltd.	19,356	446,289
Gilat Satellite Networks Ltd.(a)	31,571	208,441
Ituran Location and Control Ltd.	11,552	289,493
Radware Ltd.(a)(b)	30,822	743,735
		1,687,958
Construction & Engineering — 2.7%
Ashtrom Group Ltd.	30,143	734,641
Elco Ltd.	7,123	481,128
Electra Ltd./Israel	1,565	877,632
Shapir Engineering and Industry Ltd.	106,391	877,869
Shikun & Binui Ltd.(a)	176,186	862,960
		3,834,230
Consumer Finance — 0.4%
Isracard Ltd.	148,903	632,309

Distributors — 0.2%
Tadiran Group Ltd.	2,557	329,481

Diversified Telecommunication Services — 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,544,217	2,388,030

Electronic Equipment, Instruments & Components — 0.1%
Nayax Ltd.(a)	59,341	103,779

Equity Real Estate Investment Trusts (REITs) — 0.6%
Reit 1 Ltd.	137,767	826,910

Food & Staples Retailing — 1.5%
M Yochananof & Sons Ltd.	3,775	218,861
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(b)	6,666	514,593
Shufersal Ltd.	197,539	1,462,668
		2,196,122
Food Products — 1.0%
Mehadrin Ltd.(a)	1	28
Neto Malinda Trading Ltd.(a)	8,548	372,996
Strauss Group Ltd.	38,950	1,024,084
		1,397,108
Security	Shares	Value

Health Care Equipment & Supplies — 1.0%
Inmode Ltd.(a)(b)	52,512	$1,407,847
Sisram Medical Ltd.(c)	102,000	106,534
		1,514,381
Health Care Providers & Services — 0.2%
Nano-X Imaging Ltd.(a)(b)	26,853	274,438

Hotels, Restaurants & Leisure — 0.4%
Fattal Holdings 1998 Ltd.(a)	4,605	564,058

Household Durables — 1.0%
Azorim-Investment Development & Construction Co. Ltd.	62,760	265,391
Danya Cebus Ltd.	5,802	144,945
Electra Consumer Products 1970 Ltd.	8,985	404,710
Maytronics Ltd.(b)	36,600	658,908
		1,473,954
Independent Power and Renewable Electricity Producers — 2.6%
Doral Group Renewable Energy Resources Ltd.(a)(b)	43,768	141,478
Energix-Renewable Energies Ltd.	173,230	528,280
Enlight Renewable Energy Ltd.(a)	688,772	1,267,228
Kenon Holdings Ltd./Singapore(b)	14,041	794,647
OPC Energy Ltd.(a)(b)	67,762	673,409
OY Nofar Energy Ltd.	10,619	285,091
		3,690,133
Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,412	283,650

Insurance — 2.9%
Clal Insurance Enterprises Holdings Ltd.(a)	46,731	875,519
Harel Insurance Investments & Financial Services Ltd.	87,174	962,334
IDI Insurance Co. Ltd.	6,009	174,884
Menora Mivtachim Holdings Ltd.(a)	18,843	443,187
Migdal Insurance & Financial Holdings Ltd.	313,860	507,774
Phoenix Holdings Ltd. (The)	112,218	1,246,250
		4,209,948
Interactive Media & Services — 0.1%
Taboola.com Ltd.(a)	42,370	137,279

Internet & Direct Marketing Retail — 0.7%
Fiverr International Ltd.(a)	23,287	985,273

IT Services — 3.2%
Formula Systems 1985 Ltd.	7,401	690,204
Malam - Team Ltd.	5,662	129,596
Matrix IT Ltd.	25,728	609,441
One Software Technologies Ltd.	29,285	451,490
Wix.com Ltd.(a)(b)	42,403	2,671,813
		4,552,544
Machinery — 1.1%
Kornit Digital Ltd.(a)(b)	36,617	1,536,816

Marine — 2.8%
ZIM Integrated Shipping Services Ltd.	62,440	3,975,555

Media — 0.4%
Perion Network Ltd.(a)	27,783	550,134

Oil, Gas & Consumable Fuels — 2.4%
Delek Group Ltd.(a)	6,808	1,081,292
Equital Ltd.(a)	14,877	534,307
Naphtha Israel Petroleum Corp. Ltd.(a)	24,147	185,631
Oil Refineries Ltd.	1,551,354	654,900

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Paz Oil Co. Ltd.(a)(b)	7,520	$1,046,497
		3,502,627
Pharmaceuticals — 5.4%
Taro Pharmaceutical Industries Ltd.(a)	6,996	256,194
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	821,444	7,475,140
		7,731,334
Professional Services — 0.4%
Danel Adir Yeoshua Ltd.	4,068	540,310

Real Estate Management & Development — 10.5%
AFI Properties Ltd.	7,032	383,026
Africa Israel Residences Ltd.	4,707	278,017
Airport City Ltd.(a)	50,976	953,152
Alony Hetz Properties & Investments Ltd.	110,302	1,608,163
Amot Investments Ltd.	169,355	1,141,360
Azrieli Group Ltd.	31,597	2,372,619
Big Shopping Centers Ltd.	8,668	1,245,809
Blue Square Real Estate Ltd.	3,494	260,750
Brack Capital Properties NV(a)	0	29
Electra Real Estate Ltd.	19,065	341,887
G City Ltd.	61,193	433,442
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	97,901	432,933
Israel Land Development - Urban Renewal Ltd.	12,018	195,133
Isras Investment Co. Ltd.	1,408	292,530
Mega Or Holdings Ltd.	17,632	584,515
Melisron Ltd.(a)	17,673	1,274,172
Mivne Real Estate KD Ltd.	448,525	1,440,523
Prashkovsky Investments and Construction Ltd.	5,480	194,876
Property & Building Corp. Ltd.(a)	2,199	182,986
Sella Capital Real Estate Ltd.	153,542	463,624
Summit Real Estate Holdings Ltd.	28,707	559,309
YH Dimri Construction & Development Ltd.(b)	5,571	437,967
		15,076,823
Semiconductors & Semiconductor Equipment — 4.8%
Camtek Ltd./Israel(a)	21,219	622,280
Nova Ltd.(a)	21,277	2,248,049
Tower Semiconductor Ltd.(a)	81,210	3,997,315
		6,867,644
Software — 17.6%
Cellebrite DI Ltd.(a)(b)	27,609	133,075
Check Point Software Technologies Ltd.(a)(b)	76,859	9,613,524
Cognyte Software Ltd.(a)(b)	49,890	353,221
CyberArk Software Ltd.(a)(b)	29,602	4,111,718
Hilan Ltd.	10,919	637,812
Magic Software Enterprises Ltd.	20,095	342,942
Nice Ltd.(a)	46,995	9,354,062
Security	Shares	Value

Software (continued)
Sapiens International Corp. NV	24,485	$618,123
SimilarWeb Ltd.(a)	13,931	124,404
		25,288,881
Specialty Retail — 0.9%
Delek Automotive Systems Ltd.	38,376	505,769
Fox Wizel Ltd.	6,078	771,280
		1,277,049
Technology Hardware, Storage & Peripherals — 0.4%
Nano Dimension Ltd., ADR(a)(b)	190,960	569,061

Textiles, Apparel & Luxury Goods — 0.5%
Delta Galil Industries Ltd.(b)	8,575	508,210
Retailors Ltd.(b)	9,017	195,806
		704,016
Wireless Telecommunication Services — 0.7%
Cellcom Israel Ltd.(a)(b)	66,922	330,655
Partner Communications Co. Ltd.(a)	103,169	752,225
		1,082,880
Total Common Stocks — 99.3%
(Cost: $152,891,885)		142,186,392

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	4,848,961	4,848,961
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	70,000	70,000
		4,918,961
Total Short-Term Securities — 3.4%
(Cost: $4,916,962)		4,918,961

Total Investments in Securities — 102.7%
(Cost: $157,808,847)		147,105,353

Liabilities in Excess of Other Assets — (2.7)%		(3,914,567)

Net Assets — 100.0%		$143,190,786

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,201,200	$—	$(18,348,265	)(a)	$(5,187)	$1,213	$4,848,961	4,848,961	$79,008	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(20,000	)(a)	—	—	70,000	70,000	106		—
					$(5,187)	$1,213	$4,918,961		$79,114		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	21	06/17/22	$855	$9,284

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36,292,396	$105,893,996	$—	$142,186,392
Money Market Funds	4,918,961	—	—	4,918,961
	$41,211,357	$105,893,996	$—	$147,105,353
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$9,284	$—	$9,284

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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